Quarterly Holdings Report
for
Fidelity Advisor® Series Growth Opportunities Fund
February 28, 2025
AXS3-NPRT1-0425
1.967935.111
Common Stocks - 96.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Class A (b)(c)	126	166,832
CANADA - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
Shopify Inc Class A (United States) (d)	43,100	4,827,200
CHINA - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
NXP Semiconductors NV	43,728	9,427,320
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (d)	8,116	1,270,803
GERMANY - 0.3%
Information Technology - 0.3%
Software - 0.3%
SAP SE	8,500	2,358,762
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Lenskart Solutions Pvt Ltd (b)(c)(d)	129,260	380,564
IRELAND - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Circle Internet Financial LLC (b)	53,240	1,546,622
Circle Internet Financial LLC (b)	5,401	156,899

TOTAL IRELAND		1,703,521
ISRAEL - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Wix.com Ltd (d)	6,500	1,304,485
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	1,910	5,329
Xsight Labs Ltd warrants 12/30/2031 (b)(c)(d)	2,745	4,255
		9,584
TOTAL ISRAEL		1,314,069
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (d)	3,190	1,992,697
SINGAPORE - 1.6%
Communication Services - 1.6%
Entertainment - 1.6%
Sea Ltd Class A ADR (d)	105,740	13,457,530
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	67,200	12,131,616
UNITED KINGDOM - 0.3%
Financials - 0.2%
Banks - 0.1%
Starling Bank Ltd Class D (b)(c)(d)	244,400	839,286
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(c)	1,106	957,155
TOTAL FINANCIALS		1,796,441

Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC ADR (d)	95,800	915,848
TOTAL UNITED KINGDOM		2,712,289
UNITED STATES - 91.3%
Communication Services - 23.3%
Entertainment - 6.0%
Netflix Inc (d)	17,500	17,159,800
ROBLOX Corp Class A (d)	51,400	3,271,096
Roku Inc Class A (d)	410,736	34,300,563
Spotify Technology SA (d)	100	60,801
		54,792,260
Interactive Media & Services - 15.6%
Alphabet Inc Class A	6,100	1,038,708
Alphabet Inc Class C	283,460	48,817,481
Epic Games Inc (b)(c)(d)	2,200	1,438,668
Meta Platforms Inc Class A	129,189	86,324,090
Reddit Inc Class A	23,900	3,866,542
		141,485,489
Media - 0.0%
Trade Desk Inc (The) Class A (d)	2,800	196,896
Wireless Telecommunication Services - 1.7%
T-Mobile US Inc (e)	57,224	15,432,741
TOTAL COMMUNICATION SERVICES		211,907,386

Consumer Discretionary - 12.2%
Automobiles - 0.3%
General Motors Co	400	19,652
Neutron Holdings Inc (b)(c)(d)	77,208	5,003
Rad Power Bikes Inc (b)(c)(d)	13,874	1,942
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	18,888	6,611
Rivian Automotive Inc Class A (d)	1,000	11,840
Tesla Inc (d)	9,960	2,918,081
		2,963,129
Broadline Retail - 8.1%
Amazon.com Inc (d)	344,380	73,104,987
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill Inc (d)	18,900	1,020,033
Hilton Worldwide Holdings Inc	8,300	2,199,168
Sonder Holdings Inc Stage 1 rights (b)(d)	1,133	0
Sonder Holdings Inc Stage 2 rights (b)(d)	1,132	0
Sonder Holdings Inc Stage 3 rights (b)(d)	1,132	0
Sonder Holdings Inc Stage 4 rights (b)(d)	1,132	0
Sonder Holdings Inc Stage 5 rights (b)(d)	1,132	0
Sonder Holdings Inc Stage 5 rights (b)(d)	1,132	0
Starbucks Corp	36,800	4,261,808
		7,481,009
Household Durables - 0.0%
Lennar Corp Class A	2,300	275,149
Specialty Retail - 2.9%
Carvana Co Class A (d)	73,000	17,016,300
Floor & Decor Holdings Inc Class A (d)	21,000	2,029,230
Lowe's Cos Inc	21,200	5,271,168
Wayfair Inc Class A (d)	14,086	557,101
Williams-Sonoma Inc	9,600	1,867,968
		26,741,767
Textiles, Apparel & Luxury Goods - 0.1%
Bombas LLC (b)(c)	174,908	512,480
TOTAL CONSUMER DISCRETIONARY		111,078,521

Consumer Staples - 0.9%
Beverages - 0.0%
Coca-Cola Co/The	1,400	99,694
Consumer Staples Distribution & Retail - 0.8%
BJ's Wholesale Club Holdings Inc (d)	49,500	5,012,370
Walmart Inc	17,800	1,755,258
		6,767,628
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	836,067	844,428
JUUL Labs Inc Class B (b)(c)(d)	709	716
Philip Morris International Inc	600	93,168
		938,312
TOTAL CONSUMER STAPLES		7,805,634

Financials - 5.5%
Capital Markets - 1.6%
Blue Owl Capital Inc Class A	100,100	2,155,153
Charles Schwab Corp/The	28,100	2,234,793
Coinbase Global Inc Class A (d)	18,800	4,053,656
LPL Financial Holdings Inc	9,600	3,568,704
Robinhood Markets Inc Class A (d)	51,200	2,565,120
		14,577,426
Financial Services - 3.9%
Apollo Global Management Inc	33,900	5,060,253
Fiserv Inc (d)	41,800	9,851,842
Mastercard Inc Class A	2,600	1,498,406
Visa Inc Class A	52,526	19,051,705
		35,462,206
Insurance - 0.0%
Progressive Corp/The	400	112,800
TOTAL FINANCIALS		50,152,432

Health Care - 2.5%
Biotechnology - 1.6%
AbbVie Inc	23,400	4,891,302
Alnylam Pharmaceuticals Inc (d)	7,863	1,940,195
Cytokinetics Inc (d)	43,941	2,021,286
Nuvalent Inc Class A (d)	15,000	1,124,700
Regeneron Pharmaceuticals Inc	2,800	1,956,472
Vaxcyte Inc (d)	22,802	1,665,002
Viking Therapeutics Inc (d)(e)	34,578	998,267
		14,597,224
Health Care Equipment & Supplies - 0.8%
Blink Health LLC Class A1 (b)(c)(d)	2,573	92,808
Boston Scientific Corp (d)	73,001	7,576,774
		7,669,582
Pharmaceuticals - 0.1%
Eli Lilly & Co	400	368,252
Structure Therapeutics Inc ADR (d)	9,100	216,125
		584,377
TOTAL HEALTH CARE		22,851,183

Industrials - 4.0%
Aerospace & Defense - 0.6%
Axon Enterprise Inc (d)	3,700	1,955,265
GE Aerospace	5,200	1,076,296
Howmet Aerospace Inc	1,800	245,880
Space Exploration Technologies Corp (b)(c)(d)	5,383	995,855
Space Exploration Technologies Corp Class C (b)(c)(d)	1,006	186,110
TransDigm Group Inc	500	683,600
		5,143,006
Building Products - 2.3%
Builders FirstSource Inc (d)	152,500	21,195,975
Commercial Services & Supplies - 0.1%
ACV Auctions Inc Class A (d)	47,900	769,274
Ground Transportation - 1.0%
Uber Technologies Inc (d)	116,376	8,845,740
Machinery - 0.0%
Symbotic Inc Class A (d)(e)	7,900	179,330
TOTAL INDUSTRIALS		36,133,325

Information Technology - 41.3%
Communications Equipment - 0.4%
Arista Networks Inc	34,800	3,238,139
Electronic Equipment, Instruments & Components - 2.1%
Flex Ltd (d)	516,290	19,562,228
IT Services - 0.5%
IBM Corporation	16,700	4,215,748
Semiconductors & Semiconductor Equipment - 20.4%
Advanced Micro Devices Inc (d)	81,300	8,118,618
Analog Devices Inc	400	92,024
ARM Holdings PLC ADR (d)	100	13,169
Astera Labs Inc (d)	7,300	542,755
Broadcom Inc	193,200	38,529,876
Credo Technology Group Holding Ltd (d)	737	40,668
Marvell Technology Inc	146,347	13,437,582
Micron Technology Inc	18,000	1,685,340
NVIDIA Corp	978,260	122,204,239
ON Semiconductor Corp (d)	3,564	167,686
		184,831,957
Software - 12.3%
AppLovin Corp Class A (d)	45,800	14,918,892
Cadence Design Systems Inc (d)	300	75,150
Celestial AI Inc (b)(c)	253	3,748
Coreweave Inc Class A (b)(c)	787	739,733
Datadog Inc Class A (d)	19,900	2,319,345
HubSpot Inc (d)	2,374	1,718,752
Microsoft Corp	182,583	72,483,626
Monday.com Ltd (d)	1,000	296,770
OpenAI Global LLC rights (b)(c)(d)	166,062	177,686
Oracle Corp	47,400	7,871,244
Palantir Technologies Inc Class A (d)	41,800	3,549,656
Samsara Inc Class A (d)	29,500	1,406,560
Servicenow Inc (d)	6,868	6,385,592
Stripe Inc Class B (b)(c)(d)	2,500	84,300
Synopsys Inc (d)	400	182,912
Zscaler Inc (d)	1,000	196,230
		112,410,196
Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc	184,013	44,501,704
Dell Technologies Inc Class C	65,900	6,771,884
Sandisk Corp/DE	400	18,740
Western Digital Corp (d)	1,200	58,716
		51,351,044
TOTAL INFORMATION TECHNOLOGY		375,609,312

Materials - 0.1%
Construction Materials - 0.1%
Martin Marietta Materials Inc	2,800	1,352,792
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Zillow Group Inc Class A (d)	3,000	223,170
Zillow Group Inc Class C (d)	42,800	3,281,048
		3,504,218
Utilities - 1.1%
Electric Utilities - 1.0%
Constellation Energy Corp	21,300	5,336,609
NRG Energy Inc	36,000	3,805,560
		9,142,169
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	5,500	735,130
TOTAL UTILITIES		9,877,299

TOTAL UNITED STATES		830,272,102
TOTAL COMMON STOCKS (Cost $421,495,499)		882,015,305

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (b)(c)	47,700	138,516
Neutron Holdings Inc 4% 6/12/2027 (b)(c)	13,100	38,041
Neutron Holdings Inc 7.5% 10/29/2026 (b)(c)(f)	438,308	568,529
		745,086
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (b)(c)	4,439	4,573
TOTAL UNITED STATES		749,659
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $503,547)		749,659

Convertible Preferred Stocks - 2.6%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc (b)(c)	600	32,947
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	4,644	1,304,964
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series D (b)(c)	12,183	364,759
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(c)	5,100	18,812
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	17,400	109,446
Xsight Labs Ltd Series E (b)(c)	13,730	107,506
Xsight Labs Ltd Series E1 (b)(c)	6,366	59,395
		276,347
TOTAL ISRAEL		295,159
UNITED STATES - 2.5%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc Series 1C (b)(c)(d)	1,387,600	89,916
Rad Power Bikes Inc Series A (b)(c)(d)	1,809	253
Rad Power Bikes Inc Series C (b)(c)(d)	7,117	2,847
Rad Power Bikes Inc Series D (b)(c)(d)	12,697	8,507
Waymo LLC Series A2 (b)(c)(d)	2,896	183,114
Waymo LLC Series C2 (b)(c)	4,115	316,280
		600,917
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	2,400	84,408
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	70,175	70,877
JUUL Labs Inc Series D (b)(c)(d)	938	947
		71,824
TOTAL CONSUMER STAPLES		156,232

Financials - 0.1%
Financial Services - 0.1%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	2,264	168,532
Tenstorrent Holdings Inc Series D1 (b)(c)	4,112	324,190
		492,722
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	15,631	563,810
Blink Health LLC Series D (b)(c)	2,983	107,597
		671,407
Health Care Technology - 0.0%
Aledade Inc Series E1 (b)(c)(d)	5,837	227,293
TOTAL HEALTH CARE		898,700

Industrials - 1.5%
Aerospace & Defense - 1.3%
Anduril Industries Inc, Series F (b)(c)	22,366	863,775
Relativity Space Inc Series E (b)(c)(d)	36,263	34,087
Space Exploration Technologies Corp Series I (b)(c)(d)	3,290	6,086,501
Space Exploration Technologies Corp Series N (b)(c)(d)	2,559	4,734,150
		11,718,513
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)	8,269	302,397
Construction & Engineering - 0.2%
Beta Technologies Inc Series A (b)(c)(d)	15,188	1,576,970
Beta Technologies Inc Series C, 6% (b)(c)	1,300	136,474
		1,713,444
TOTAL INDUSTRIALS		13,734,354

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Cellink Corp Series D (b)(c)(d)	12,100	49,368
Enevate Corp Series E (b)(c)(d)	285,844	160,073
Vast Data Ltd Series A (b)(c)(d)	2,512	56,620
Vast Data Ltd Series A1 (b)(c)(d)	6,183	139,365
Vast Data Ltd Series A2 (b)(c)(d)	7,112	160,305
Vast Data Ltd Series B (b)(c)(d)	5,659	127,554
Vast Data Ltd Series C (b)(c)(d)	165	3,719
Vast Data Ltd Series E (b)(c)(d)	5,408	121,896
		818,900
IT Services - 0.0%
Gupshup Inc (b)(c)(d)	17,900	133,534
Yanka Industries Inc Series E (b)(c)(d)	19,716	56,388
Yanka Industries Inc Series F (b)(c)(d)	13,160	62,115
		252,037
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (b)(c)(d)	40,700	246,642
SiMa Technologies Inc Series B1 (b)(c)(d)	5,810	41,425
		288,067
Software - 0.5%
Anthropic PBC Series D (b)(c)	2,890	169,181
Anthropic PBC Series E (b)(c)	1,200	67,308
Celestial AI Inc Series A (b)(c)	1,616	23,942
Celestial AI Inc Series B (b)(c)	1,216	18,016
Celestial AI Inc Series C1 (b)(c)	4,874	84,955
Coreweave Inc Series C (b)(c)	28	29,761
Crusoe Energy Systems LLC Series D (b)(c)	11,055	322,474
Databricks Inc Series G (b)(c)(d)	6,600	610,500
Databricks Inc Series I (b)(c)(d)	104	9,620
Databricks Inc Series J (b)(c)	810	74,925
Lyte Ai Inc (b)(c)	12,300	155,349
MOLOCO Inc Series A (b)(c)(d)	11,676	762,443
Mountain Digital Inc Series D (b)(c)(d)	28,106	537,949
Runway AI Inc Series D (b)(c)	2,965	340,530
Stripe Inc Series H (b)(c)(d)	5,729	193,182
xAI Corp Series C (b)(c)	22,286	482,492
		3,882,627
TOTAL INFORMATION TECHNOLOGY		5,241,631

Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	23,194	577,994
TOTAL UNITED STATES		21,702,550
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,836,127)		23,700,379

Domestic Equity Funds - 0.1%
	Shares	Value ($)
iShares Russell 1000 Growth ETF (Cost $1,324,693)	3,400	1,324,606

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(c)	18,888	21,089
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(c)(g)	15,885	14,145
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(c)	45,393	46,813
TOTAL INFORMATION TECHNOLOGY		60,958

TOTAL UNITED STATES		82,047
TOTAL PREFERRED SECURITIES (Cost $80,166)		82,047

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (h)(i) (Cost $14,181,273)	4.35	14,179,855	14,181,273

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $452,421,305)	922,053,269
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(11,677,179)
NET ASSETS - 100.0%	910,376,090

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,975,594 or 3.5% of net assets.

(d)	Non-income producing
(e)	Security or a portion of the security is on loan at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/22	290,767

Anduril Industries Inc, Series F	8/07/24	486,161

Anthropic PBC Series D	5/31/24	86,713

Anthropic PBC Series E	2/14/25	67,304

Beta Technologies Inc Series A	4/09/21	1,112,825

Beta Technologies Inc Series C, 6%	10/24/24	148,811

Blink Health LLC Class A1	12/30/20 - 6/17/24	76,056

Blink Health LLC Series C	11/07/19 - 7/14/21	596,729

Blink Health LLC Series D	6/17/24 - 6/25/24	125,286

Bombas LLC	2/16/21 - 11/12/21	830,401

ByteDance Ltd Series E1	11/18/20	508,862

Canva Inc Class A	12/23/24	161,291

Celestial AI Inc	2/25/25	3,748

Celestial AI Inc Series A	2/25/25	23,942

Celestial AI Inc Series B	2/25/25	18,016

Celestial AI Inc Series C1	2/25/25	84,955

Cellink Corp Series D	1/20/22	251,969

Coreweave Inc Class A	11/29/23 - 10/03/24	466,877

Coreweave Inc Series C	5/17/24	21,813

Crusoe Energy Systems LLC Series D	12/10/24	322,495

Databricks Inc Series G	2/01/21	390,209

Databricks Inc Series I	9/14/23	7,644

Databricks Inc Series J	12/17/24	74,925

Diamond Foundry Inc Series C	3/15/21	556,656

Element Labs Inc Series A	2/11/25	18,812

Enevate Corp 10% 5/12/2025	11/12/24	4,439

Enevate Corp 6%	11/02/23 - 10/31/24	15,885

Enevate Corp Series E	1/29/21	316,911

Epic Games Inc	7/13/20 - 3/29/21	1,730,000

GoBrands Inc Series G	3/02/21	599,322

Gupshup Inc	6/08/21	409,287

JUUL Labs Inc Class A	2/23/24	848,583

JUUL Labs Inc Class B	11/21/17	0

JUUL Labs Inc Series C	5/22/15	0

JUUL Labs Inc Series D	6/25/18	0

Lenskart Solutions Pvt Ltd	4/30/24	356,216

Lyte Ai Inc	8/13/24	156,039

MOLOCO Inc Series A	6/26/23	700,560

Mountain Digital Inc Series D	11/05/21	645,463

Neutron Holdings Inc	2/04/21	772

Neutron Holdings Inc 4% 5/22/2027	6/04/20	47,700

Neutron Holdings Inc 4% 6/12/2027	6/12/20	13,100

Neutron Holdings Inc 7.5% 10/29/2026	10/29/21 - 10/27/24	438,308

Neutron Holdings Inc Series 1C	7/03/18	253,709

OpenAI Global LLC rights	9/30/24	166,062

Oura Health Oy Series D	12/18/24	312,981

Rad Power Bikes Inc	1/21/21	66,926

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	18,888

Rad Power Bikes Inc Series A	1/21/21	8,726

Rad Power Bikes Inc Series C	1/21/21	34,331

Rad Power Bikes Inc Series D	9/17/21	121,686

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Relativity Space Inc Series E	5/27/21	828,069

Revolut Group Holdings Ltd	12/27/24	961,978

Runway AI Inc Series D	9/06/24	321,459

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 12/31/24	45,393

SiMa Technologies Inc Series B	5/10/21	208,685

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	41,198

Space Exploration Technologies Corp	2/16/21 - 12/09/24	394,134

Space Exploration Technologies Corp Class C	7/01/24 - 12/09/24	140,631

Space Exploration Technologies Corp Series I	4/05/18	556,010

Space Exploration Technologies Corp Series N	8/04/20	690,930

Starling Bank Ltd Class D	6/18/21 - 4/05/22	468,193

Stripe Inc Class B	5/18/21	100,321

Stripe Inc Series H	3/15/21 - 5/25/23	229,876

Taalas Inc	2/19/25	32,948

Tenstorrent Holdings Inc Series C1	4/23/21	134,645

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	324,134

Vast Data Ltd Series A	11/28/23	27,632

Vast Data Ltd Series A1	11/28/23	68,013

Vast Data Ltd Series A2	11/28/23	78,232

Vast Data Ltd Series B	11/28/23	62,249

Vast Data Ltd Series C	11/28/23	1,815

Vast Data Ltd Series E	11/28/23	118,976

Waymo LLC Series A2	5/08/20	248,671

Waymo LLC Series C2	10/18/24	321,798

xAI Corp Series C	11/22/24	482,492

Xsight Labs Ltd Series D	2/16/21	139,130

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	109,846

Xsight Labs Ltd Series E1	1/11/24	50,903

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Yanka Industries Inc Series E	5/15/20	238,154

Yanka Industries Inc Series F	4/08/21	419,499

Zipline International Inc Series G	6/07/24	346,854

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,052,645	34,885,565	36,938,210	19,548	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	11,067,048	17,627,503	14,513,278	1,183	-	-	14,181,273	14,179,855	0.1%
Total	13,119,693	52,513,068	51,451,488	20,731	-	-	14,181,273	14,179,855

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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